Acquisitions And Divestitures	12 Months Ended
Dec. 31, 2015
Acquisitions And Divestitures [Abstract]
Acquisitions And Divestitures

4.Acquisitions and Divestitures

For the years ended December 31	2015	2014	2013

Acquisitions
Canadian Operations	$9	$21	$28
USA Operations	27	2,995	156
Corporate & Other	34	-	-
Total Acquisitions	70	3,016	184

Divestitures
Canadian Operations	(959)	(1,847)	(685)
USA Operations	(896)	(2,264)	(18)
Market Optimization	-	(205)	-
Corporate & Other	(53)	(29)	(2)
Total Divestitures	(1,908)	(4,345)	(705)
Net Acquisitions & (Divestitures)	$(1,838)	$(1,329)	$(521)

ACQUISITIONS

Acquisitions in 2014 primarily included the purchase of certain properties in the Eagle Ford shale formation in south Texas as described in Note 3.

DIVESTITURES

For the year ended December 31, 2015, amounts received on the sale of assets were $1,908 million (2014 – $4,345 million; 2013 – $705 million).  In 2015, divestitures were $959 million in the Canadian Operations and $896 million in the USA Operations.

Amounts received from the divestiture transactions have been deducted from the respective Canadian and U.S. full cost pools, except for divestitures that resulted in a significant alteration between capitalized costs and proved reserves in the respective country cost centre.  For divestitures that resulted in a gain or loss and constituted a business, goodwill was allocated to the divestiture.  During the year ended December 31, 2015, there was no goodwill allocated to divestitures.

Canadian Operations

In 2015, divestitures in the Canadian Operations primarily included the sale of certain assets in Wheatland located in central and southern Alberta for proceeds of approximately C$557 million ($467 million), after closing adjustments, the sale of certain natural gas gathering and compression assets in Montney in northeastern British Columbia for proceeds of approximately C$450 million ($355 million), after closing adjustments, and certain properties that do not complement Encana’s existing portfolio of assets.

In 2014, divestitures in the Canadian Operations primarily included the sale of the Company’s Bighorn assets in west central Alberta for approximately $1,725 million, after closing adjustments.  For the year ended December 31, 2014, Encana recognized a gain of approximately $1,014 million, before tax, on the sale of the Company's Bighorn assets in the Canadian cost centre and allocated goodwill of $257 million.

In 2013, divestitures in the Canadian Operations included the sale of the Company’s Jean Marie natural gas assets in northeast British Columbia and other assets.

USA Operations

In 2015, divestitures in the USA Operations primarily included the sale of the Haynesville natural gas assets located in northern Louisiana for proceeds of approximately $769 million, after closing adjustments, and certain properties that do not complement Encana’s existing portfolio of assets.

In 2014, divestitures in the USA Operations primarily included the sale of the Jonah properties for proceeds of approximately $1,636 million, after closing adjustments, and the sale of certain properties in East Texas for proceeds of approximately $495 million, after closing adjustments.  For the year ended December 31, 2014, Encana recognized a gain of approximately $209 million, before tax, on the sale of the Jonah properties in the U.S. cost centre and allocated goodwill of $68 million.

Market Optimization

For the year ended December 31, 2014, divestitures in Market Optimization were $205 million and primarily included the Company’s electricity generation assets.

Corporate and Other

For the year ended December 31, 2015, Corporate and Other acquisitions and divestitures primarily included the purchase and subsequent sale of the Encana Place office building located in Calgary, which resulted in a gain on divestiture of approximately $12 million.

OTHER CAPITAL TRANSACTIONS

The following transactions involved the acquisition or disposition of common shares and, therefore, have been excluded from the acquisitions and divestitures table above.

Acquisition of Athlon

On November 13, 2014, Encana acquired all of the issued and outstanding shares of common stock of Athlon for $5.93 billion, or $58.50 per share.  See Note 3 for further details regarding the Athlon transaction.

Divestiture of Investment in PrairieSky

On September 26, 2014, Encana completed the secondary offering of 70.2 million common shares of PrairieSky at a price of C$36.50 per common share for aggregate gross proceeds of approximately C$2.6 billion. As the sale of the investment in PrairieSky resulted in a significant alteration between capitalized costs and proved reserves in the Canadian cost centre, Encana recognized a gain on divestiture of approximately $2.1 billion, before tax.  See Note 18 for further details regarding the PrairieSky transactions.